Shareholder Report, Holdings (Details)	Jun. 30, 2025
C000004009 | Republic of Colombia
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000004009 | Republic of Turkiye
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000004009 | Republic of Argentina
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000004009 | Republic of Brazil
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000004009 | Republic of Peru
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000004009 | Republic of South Africa
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000004009 | Republic of Sri Lanka
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000004009 | United Mexican States
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000004009 | Republic of Panama
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000004009 | Arab Republic of Egypt
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000004009 | Türkiye
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000004009 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	56.80%
C000004009 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000004009 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000004009 | Indonesia
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000004009 | Colombia
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000004009 | Chile
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000004009 | Peru
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000004009 | Argentina
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000004009 | Panama
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000159127 | Republic of Colombia
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000159127 | Republic of Turkiye
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000159127 | Republic of Argentina
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000159127 | Republic of Brazil
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000159127 | Republic of Peru
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000159127 | Republic of South Africa
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000159127 | Republic of Sri Lanka
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000159127 | United Mexican States
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000159127 | Republic of Panama
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000159127 | Arab Republic of Egypt
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000159127 | Türkiye
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000159127 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	56.80%
C000159127 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000159127 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000159127 | Indonesia
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000159127 | Colombia
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000159127 | Chile
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000159127 | Peru
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000159127 | Argentina
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000159127 | Panama
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000159128 | Republic of Colombia
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000159128 | Republic of Turkiye
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000159128 | Republic of Argentina
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000159128 | Republic of Brazil
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000159128 | Republic of Peru
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000159128 | Republic of South Africa
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000159128 | Republic of Sri Lanka
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000159128 | United Mexican States
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000159128 | Republic of Panama
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000159128 | Arab Republic of Egypt
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000159128 | Türkiye
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000159128 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	56.80%
C000159128 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000159128 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000159128 | Indonesia
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000159128 | Colombia
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000159128 | Chile
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000159128 | Peru
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000159128 | Argentina
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000159128 | Panama
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000219336 | Republic of Colombia
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000219336 | Republic of Turkiye
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000219336 | Republic of Argentina
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000219336 | Republic of Brazil
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000219336 | Republic of Peru
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000219336 | Republic of South Africa
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000219336 | Republic of Sri Lanka
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000219336 | United Mexican States
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000219336 | Republic of Panama
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000219336 | Arab Republic of Egypt
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000219336 | Türkiye
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000219336 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	56.80%
C000219336 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000219336 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000219336 | Indonesia
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000219336 | Colombia
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000219336 | Chile
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000219336 | Peru
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000219336 | Argentina
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000219336 | Panama
Holdings [Line Items]
Percent of Net Asset Value	3.30%